Investments and Other Financial Assets	12 Months Ended
Dec. 31, 2017
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Investments and Other Financial Assets

NOTE 7 — INVESTMENTS AND OTHER FINANCIAL ASSETS

	December 31,
	2017	2016	2015
	(In millions of US$)
Non-consolidated investments	3.8	8.8	15.3
Loans and advances	38.4	18.2	65.1
Deposits and other	20.4	24.9	7.2

Total	62.6	51.9	87.6

In 2017, the Group has pledged US$21.4 million of its other financial assets in 2017 in order to fulfil some collateral requirements.

Non-consolidated investments

			December 31,
	Country	2017 % of interests	2017	2016	2015
			(In millions of US$)
Tronic’s Microsystems SA	France	—	—	—	3.4
Geokinetics Inc.	USA	16.0%	1.7	6.0	9.0
Other investments in non-consolidated companies			2.1	2.8	2.9

Total non-consolidated investments			3.8	8.8	15.3

On December 31, 2017, our non-consolidated investments decreased due to a US$4.3 million depreciation of our financial stake in Geokinetics Inc.

On December 31, 2016, our non-consolidated investments decreased due to a US$3.0 million depreciation of our financial stake in Geokinetics Inc. and the sale of our remaining 9.17% financial stake in Tronic’s Microsystems SA.

On December 31, 2015, our non-consolidated investments decreased mainly due to a US$40.0 million depreciation of our financial stake in Geokinetics Inc. During 2015, the Group’s shareholding in Tronic’s Microsystems SA decreased from 15.43% to 9.17%.

No restriction or commitment exists between CGG and the non-consolidated investments.

Loans and advances

Loans and advances include a loan granted by CGG Services (Norway) AS to Global Seismic Shipping AS for a net discounted amount of US$15.6 million as of December 31, 2017 and a loan granted by CGG Holding BV to PTSC CGGV Geophysical Survey Limited for a net discounted amount of US$13.7 million as of December 31, 2017, US$13.0 million as of December 31, 2016 and US$24.0 million as of December 31, 2015.

CGG also granted a loan amounting to US$38.0 million as of December 31, 2015 to Seabed Geosolutions BV. CGG participated in Seabed Geosolutions BV capital increase through the conversion of part of the existing loan for US$19.0 million and the other US$19.0 million has been fully repaid by Seabed Geosolutions BV as of December 31, 2016.